Unaudited Condensed Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended		2 Months Ended
	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 29, 2013 Successor [Member]
Gain on derivative instruments, income tax	$ 0	$ 0	$ 0	$ 0
Reclassification of accumulated other comprehensive loss related to derivative instruments, income tax	0
Net actuarial loss and prior service cost, income tax	0	0	0	0
Fair value of common stock warrants	$ 995